Asset Purchase and Separation and Distribution Agreements (Tables)	12 Months Ended
Oct. 31, 2023
Asset Purchase And Separation And Distribution Agreements [Abstract]
Schedule of Fair Value of the Assets at the Date of Transfer	The fair value of the assets at the date of transfer was as follows:

Mineral properties	$327,690
Mining equipment	45,647
Computer equipment and software	9,331
Loans to Ekidos (the “Silver Bull Loans”) (Note 8)	985,000

Net assets acquired	$1,367,668